Goodwill - Additional Information (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Line Items]
Impairment on sales of Shopify's logistics businesses		$ 0	$ 1,438,000,000	$ 0
Disposed of by Sale | Logistics Businesses
Goodwill [Line Items]
Impairment on sales of Shopify's logistics businesses	$ 1,438,000,000